Long-term Deposits (Details) (CNY)	Dec. 31, 2011	Dec. 31, 2010
LONG-TERM DEPOSITS [Abstract]
Deposit paid to airline suppliers	124,565,156	130,547,730
Deposit paid to lesser	17,172,324	15,399,710
Deposit paid to travel bureau	110,000	60,000
Others	13,513,012	9,849,182
Total	155,360,492	155,856,622